Other Operating Income - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Total other operating income	$ 71	$ 82
Related parties
Related Party Transaction [Line Items]
Total other operating income	$ 71	$ 82